Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions
23. PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Asset retirement obligation	80,777	82,717
Provisions for guarantees (*1)	74,866	76,508
Provisions for unused loan commitments	112,296	106,033
Other provisions (*2)	308,195	280,607

Total	576,134	545,865

(*1)	Provisions for guarantees includes provision for financial guarantee of 53,321 million W on and 47,969 million W on as of December 31, 2021 and 2022, respectively.

(*2)	Other provisions consist of provision for litigation, loss compensation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1)	Provisions for guarantees

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	50,801	26,303	15,382	92,486
Transfer to 12-month expected credit loss	81	(60)	(21)	—
Transfer to expected credit loss for the entire period	(396)	1,639	(1,243)	—
Transfer to credit-impaired financial assets	(12)	(13)	25	—
Net provision (reversal) of unused amount	(1,124)	(11,124)	(6,100)	(18,348)
Changes due to business combinations	14,501	—	—	14,501
Others (*)	953	—	—	953

Ending balance	64,804	16,745	8,043	89,592

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	64,804	16,745	8,043	89,592
Transfer to 12-month expected credit loss	2,146	(2,144)	(2)	—
Transfer to expected credit loss for the entire period	(162)	193	(31)	—
Transfer to credit-impaired financial assets	(3)	(162)	165	—
Provisions used	(6,964)	—	—	(6,964)
Net provision (reversal) of unused amount	(9,929)	636	(1,408)	(10,701)
Others (*)	2,938	1	—	2,939

Ending balance	52,830	15,269	6,767	74,866

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	52,830	15,269	6,767	74,866
Transfer to 12-month expected credit loss	1,206	(1,206)	—	—
Transfer to expected credit loss for the entire period	(119)	119	—	—
Transfer to credit-impaired financial assets	(3)	(338)	341	—
Provisions used	—	—	—	—
Net provision (reversal) of unused amount	(3,449)	10,483	577	7,611
Others (*)	(5,969)	—	—	(5,969)

Ending balance	44,496	24,327	7,685	76,508

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

2)	Provisions for unused loan commitment

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	65,038	43,164	4,352	112,554
Transfer to 12-month expected credit loss	8,006	(7,500)	(506)	—
Transfer to expected credit loss for the entire period	(2,704)	3,299	(595)	—
Transfer to credit-impaired financial assets	(174)	(186)	360	—
Net provision (reversal) of unused amount	(6,653)	16,949	(422)	9,874
Changes due to business combinations	7	—	—	7
Others	(280)	—	—	(280)

Ending balance	63,240	55,726	3,189	122,155

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	63,240	55,726	3,189	122,155
Transfer to 12-month expected credit loss	15,522	(14,965)	(557)	—
Transfer to expected credit loss for the entire period	(2,338)	3,129	(791)	—
Transfer to credit-impaired financial assets	(110)	(226)	336	—
Net provision (reversal) of unused amount	(9,005)	871	(1,857)	(9,991)
Others	131	1	—	132

Ending balance	67,440	44,536	320	112,296

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	67,440	44,536	320	112,296
Transfer to 12-month expected credit loss	14,349	(14,217)	(132)	—
Transfer to expected credit loss for the entire period	(2,619)	2,648	(29)	—
Transfer to credit-impaired financial assets	(197)	(306)	503	—
Net provision (reversal) of unused amount	(11,402)	5,527	(457)	(6,332)
Others	69	—	—	69
Ending balance	67,640	38,188	205	106,033

(3)	Changes in asset retirement obligation for the years ended December 31, 2020, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	66,485	68,402	80,777
Provisions provided	806	3,235	4,082
Provisions used	(2,958)	(5,066)	(7,400)
Reversal of provisions unused	(106)	(947)	(21)
Unwinding of discount	459	495	909
Business combination	219	—	—
Increase (decrease) of restoration expense, etc.	3,497	14,658	4,370

Ending balance	68,402	80,777	82,717

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased premises as of December 31, 2022, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions for the years ended December 31, 2020, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Beginning balance	172,455	221,494	308,195
Provisions provided	232,629	85,706	36,284
Provisions used	(181,433)	(10,375)	(8,540)
Reversal of provisions unused (*)	(2,345)	(718)	(54,893)
Foreign currencies translation adjustments	606	11,957	(621)
Transfer	(344)	—	—
Others	(74)	131	182

Ending balance	221,494	308,195	280,607

(*)
The Group provided Korean Won settlement services for trading transaction settlement between Korea and Iran, investigated by U.S. prosecutors (federal prosecutors, New York state prosecutors) and New York State Department of Financial Services for violations of U.S. sanctions against Iran, Sudan, Syria and Cuba. In this regard, the Office of Foreign Assets Control concluded its investigation in December 2020 urging the bank’s attention without taking any additional sanctions, and New York State Department of Financial Services concluded its investigation in February 2022 without taking any additional sanctions. Meanwhile, in June 2022, the Group reversed the provision related to the investigation of the U.S. Prosecutors, which have not been completed yet, in consideration of the opinion of an independent legal expert that the probability of sanctions by the U.S. Prosecutors in this case is low.

(5)	Others

1)
The Group recognized the provision of the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during 2019 and a fine expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period.

2)
For the year ended December 31, 2020, the Group recognized the provisions as the best estimate due to the expected losses of clients arising from the delay in the redemption of funds by Lime Asset Management and the dispute settlement by the Financial Supervisory Service. As of December 31, 2022, the provision for this case is 122.1 billion
W
on.

3)
On October 22, 2021, the Group made a resolution to pay in advance for Platform Asia funds, etc., which are delayed in redemption at the Board of Directors Meeting of Woori Bank, the subsidiary. Provisions for estimated compensation amounts related to the prepayment was recognized as the best estimate of the expenditure. As of December 31, 2022, the sales revenue for Platform Asia, Heritage DLS, and Gen2 DLS sold 85 billion
W
on, 22.3 billion
W
on, and 90.2 billion
W
on, respectively, and provisions is 35.7 billion
W
on, 22.3 billion
W
on, and 12.6 billion
W
on, respectively.